Dividends on ordinary shares	6 Months Ended
Jun. 30, 2021
Dividends on ordinary shares [Abstract]
Dividends on ordinary shares	Dividends on ordinary shares
A half year dividend for 2021 of 2.0p (H120: 0p) per ordinary share will be paid on 17 September 2021 to shareholders on the register on 13 August 2021.

	Half year ended 30.06.21		Half year ended 30.06.20
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	1.0	173	—	—
For qualifying US and Canadian resident ADR holders, the half year dividend of 2.0p per ordinary share becomes 8.0p per ADS (representing 4 shares). The ADR depositary will post the half year dividend on 17 September 2021 to ADR holders on the record at close of business on 13 August 2021.
The Directors have confirmed their intention to initiate a share buyback of up to £500m after the balance sheet date. The share buyback is expected to commence in the third quarter of 2021. The financial statements for the six months ended 30 June 2021 do not reflect the impact of the proposed share buyback, which will be accounted for as and when shares are repurchased by the Company.